Employee benefits - Pension and other post-employment benefits - Summary of Composition of Pension and Other Post-employment Benefit Expense (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	$ 4,002	$ 4,152	$ 8,287	$ 8,440
Defined benefit pension plans [member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	78	90	155	180
Past service costs	(1)		(1)
Net interest expense (income)	(21)	2	(42)	4
Administrative expense	4	3	7	6
Defined benefit pension expense	60	95	119	190
Defined contribution pension plans [Member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Defined contribution pension expense	56	57	130	123
Defined benefit and contribution pension plans [member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	116	152	249	313
Other post employment benefit [member] | Other post employment benefit expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	7	11	17	22
Past service costs			2
Net interest expense (income)	15	14	31	28
Remeasurements of other long term benefits	(14)	(11)	(13)	(10)
Defined benefit pension expense	8	14	37	40
Total pension and other post-employment benefit expense	$ 8	$ 14	$ 37	$ 40